Inventory (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Inventory raw materials	$ 27,860	$ 46,802
Inventory work in progress	819,675	823,730
Inventory finished goods	93,180	509,569
Inventory expenses	$ 2,935,934	$ 1,889,229	$ 151,663